Equity	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
EQUITY

NOTE 13:-	EQUITY

a.	Ordinary shares:

The Company’s ordinary shares confer upon their holders voting rights, the right to receive cash dividends and the right to participate in the distribution of excess assets upon liquidation of the Company.

b.	Options:

1.	In December 2013, the Company adopted a Global Share Incentive Plan (2013) (the “2013 Plan”). The Board of Directors of the Company approved 376,712 of shares reserved under the 2013 Plan. To date, the options under the 2013 Plan are granted in accordance with Section 102 to the Israeli Income Tax Ordinance in the Capital Gains Track, all subject to the provisions of the Israeli Income Tax Ordinance. The grant of options is subject to the approval of the Board of Directors of the Company. The exercise price of the options shall be determined by the Board of Directors in its discretion, provided that the price per share is not less than the nominal value of each share, or to the extent required pursuant to applicable law or to qualify for favorable tax treatment, not less than 100% of the closing price of the share on the market on the date of grant or average of the closing price within a specific time frame prior to the grant as determined by the Board of Directors or a committee of the Board of Directors. Generally, options vest over a period of four years are valid for a period of seven years from the date of grant.

2.	A summary of employee option activity under the Company’s Stock Option Plans and RSU’s as of December 31, 2018 and changes during the year ended December 31, 2018 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2018	339,459	$4.61
Granted	271,000	$0.80
Exercised	(75,209)	$1.29
Forfeited	(15,250)	$1.04
Outstanding at December 31, 2018	520,000	$4.22

Exercisable at December 31, 2018	166,875	$5.95	4.45	$1,035

Vested and expected to vest at December 31, 2018	512,938	$4.28	5.49	$4,041

The weighted average grant date fair value of options granted during the years ended December 31, 2018 and 2017 was $11.6 and $7.8, respectively. The aggregate intrinsic value in the table above reflects the total intrinsic value (the difference between the Company’s closing stock price on the last trading day of the fourth quarter of fiscal 2018 and the exercise price, multiplied by the number of in the money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2018. This amount changes based on the fair market value of the Company’s stock.

As of December 31, 2018, there was approximately $2,204 of total unrecognized compensation costs related to non vested share-based compensation arrangements granted under the Company’s stock option plans.

That cost is expected to be recognized over a weighted-average period of 2.0 years. The total grant date fair value of options that vested during the year ended December 31, 2018 was approximately $264.

3.	The following table summarizes information relating to employees’ stock options and RSU’s outstanding as of December 31, 2018, according to exercise prices:

Options outstanding			Options exercisable
Number outstanding at December 31, 2018	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable at December 31, 2018	Weighted average exercise price
	Years
231,500	6.20	$0.8	-	$-
26,000	3.16	$6.14	7,500	$6.14
212,500	4.52	$5.94	159,375	$5.94
25,000	6.88	$12.00	-	$-
25,000	6.63	$11.50	-	$-

520,000	5.41	$5.41	166,875	$5.95

4.	On July 6, 2016, the Board of Directors resolved to issue to the Company’s employees options to purchase 250,000 of the Company’s ordinary shares pursuant to the 2013 Plan. These options vest in four equal annual installments over a period of four years, commencing as of the date of the grant, at an exercise price of $5.94 per share.

5.	In April 2017, the Board of Directors resolved to issue to the Company’s directors Restricted Stock Units, or RSU, to purchase 4,500 of the Company’s ordinary shares, pursuant to the 2013 plan, which will vest in three equal installments over a period of three years, at an exercise price of 3 NIS per share, commencing in June 2017.

Also in April 2017, the Board of Directors resolved to issue to the Company’s employees Restricted Stock Units to purchase 17,000 of the Company’s ordinary shares, pursuant to the 2013 plan, which will vest in four equal installments over a period of four years, at an exercise price of 3 NIS per share, commencing April 2017.

6.	On February 27, 2018, the Board of Directors resolved to issue to certain Company employees RSU’s to purchase 89,000 of the Company’s ordinary shares, pursuant to the plan. The RSU’s will vest in four equal annual installments over a period of four years, commencing as of date of the grant, at an exercise price of NIS 3.0 per share.

On June 11, 2018, the Board of Directors resolved to issue to the Company’s CEO RSU’s to purchase 120,000 of the Company’s ordinary shares, pursuant to the plan. 84,000 RSU’s shall vest over a period of four years, subject to meeting certain revenues and non GAAP profit targets, at an exercise price of NIS 3.0 per share. 36,000 RSU’s shall vest in four equal installments over a period of four years, commencing on March 27, 2018. The Chief Executive Officer shall be entitled to 25% of the RSUs; provided that the Chief Executive Officer shall continue to be employed by the Company at each of the applicable vesting dates.

7.	On August 15, 2018, the Board of Directors resolved to issue to the Company’s employee options to purchase 25,000 of the Company’s ordinary shares, pursuant to the 2013 plan, which will vest in four equal installments over a period of four years, at an exercise price of 3 NIS per share, commencing August 2018.

8.	On November 15, 2018, the Board of Directors resolved to issue to certain Company employees RSU’s and options to purchase 37,000 of the Company’s ordinary shares, pursuant to the plan. The RSU’s and options will vest in four equal annual installments over a period of four years, commencing as of date of the grant, at an exercise price of NIS 3.0 per share for RSU and an exercise price per share of $12 for an option.

9.	As of December 31, 2018, 90,912 options are available for future grant under the 2013 Plan.

c.	Dividends:

Any dividend distributed by the Company will be declared and paid in USD, subject to statutory limitations. The Company’s policy is not to declare dividends out of tax exempt earnings.